Total
T. Rowe Price U.S. Treasury Intermediate Index Fund
U.S. Treasury Intermediate Index Fund
Investment Objective(s)
The fund seeks a high level of income consistent with maximum credit protection and moderate fluctuation in principal.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price U.S. Treasury Intermediate Index Fund - USD ($)	Investor Class		I Class	Z Class
Maximum account fee	$ 20	[1]	none	none
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price U.S. Treasury Intermediate Index Fund	Investor Class	I Class	Z Class
Management fees	0.06%	0.06%	0.06%
Other expenses	0.21%	0.05%	0.05%
Total annual fund operating expenses	0.27%	0.11%	0.11%
Fee waiver/expense reimbursement	none	none	(0.11%)	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.27%	0.11%	none	[1]
[1]

T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price U.S. Treasury Intermediate Index Fund - USD ($)	Investor Class	I Class	Z Class
1 Year	$ 28	$ 11	none
3 Years	87	35	none
5 Years	152	62	none
10 Years	$ 343	$ 141	none

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 78.1% of the average value of its portfolio.
Principal Investment Strategies

The fund seeks to track the investment returns of its benchmark index, the Bloomberg U.S. 4-10 Year Treasury Bond Index. Under normal conditions, the fund invests at least 80% of its net assets (including any borrowings for investment purposes) in securities that are held in its benchmark index and at least 80% of its net assets (including any borrowings for investment purposes) in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government. The remainder of the portfolio may be invested in other securities backed by the full faith and credit of the U.S. government. The fund’s weighted average maturity is expected to normally range between three and ten years, and it will vary consistent with the weighted average maturity of the benchmark index. As of July 31, 2022, the fund’s weighted average maturity was 5.63 years.

The Bloomberg U.S. 4-10 Year Treasury Bond Index is an index consisting of U.S. dollar-denominated, fixed rate nominal debt issued by the U.S. Treasury with maturities between four and ten years. To be eligible for inclusion in the index, a security must be an obligation of the U.S. Treasury, rated investment grade, have a fixed rate coupon or zero coupon with at least $250 million or more of outstanding face value, and have greater than four years and less than ten years remaining to maturity. The index is market value weighted and the securities represented in the index are updated on the last business day of each month. The composition of the index is rebalanced at each month-end and represents the fixed set of securities on which index returns are calculated for the next month. As of July 31, 2022, there were 82 securities in the index.

The adviser does not attempt to fully replicate the fund’s index by holding each of the bonds represented in the index. The portfolio will be structured to maintain an investment and risk profile, and overall characteristics, similar to the index. However, the adviser seeks to closely track the returns of the fund’s index and more efficiently replicate the key risk factors of the index (such as maturity, duration, and credit quality) by attempting to capitalize on market inefficiencies through structural portfolio positioning and making small tactical bets on inflation, duration, and yield curve positioning. Duration, which is expressed in years, is a calculation that attempts to measure the price sensitivity of a bond or bond fund to changes in interest rates. For example, the price of a bond fund with a duration of three years would be expected to fall approximately 3% if interest rates rose by one percentage point. A bond fund with a longer duration should be more sensitive to changes in interest rates than a bond fund with a shorter duration.

U.S. Treasury securities in which the fund may invest include Treasury bills, notes, and bonds (which includes Treasury STRIPS), as well as Treasury Inflation Protected Securities. The fund buys and sells U.S. Treasury futures, which are futures contracts collateralized by U.S. Treasury bonds or notes, to gain efficient exposure to U.S. Treasury securities, help realign the portfolio with the benchmark index, adjust its sensitivity to interest rate changes, and/or manage cash flows into and out of the fund. Investments in U.S. Treasury futures will be counted toward the fund’s 80% investment policies.

The fund’s other investments may include the following:

• Securities backed by the full faith and credit of the U.S. government (including, but not limited to, securities issued by Government National Mortgage Association and other government agencies and certain corporate debt securities guaranteed by U.S. government agencies); and

• Shares of a T. Rowe Price internal money market fund or short-term bond fund that invests exclusively in securities backed by the full faith and credit of the U.S. government.

Principal Risks

As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. While U.S. government-backed securities generally are considered to be among the highest credit quality, they are subject to market risk. The U.S. government guarantees the timely payment of interest and principal on U.S. Treasury securities but does not guarantee their price. The principal risks of investing in this fund, which may be even greater in bad or uncertain market conditions, are summarized as follows:

Interest rates The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. The prices and yields of inflation-linked bonds are directly impacted by the rate of inflation as well as changes in interest rates. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments, such as the discontinuation and replacement of benchmark rates, are likely to affect the interest rates or yields of the securities in which the fund invests.

Index investing Because the fund is managed to track the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or the outlook for interest rates and U.S. Treasury securities.

Tracking error The returns of the fund may deviate from the returns of its benchmark index (referred to as “tracking error”) because the fund incurs fees and transaction expenses while the index has no fees or expenses. Increased tracking error could also result from changes in the composition of the index or the timing of purchases and redemptions of fund shares. The fund does not attempt to fully replicate its benchmark index, which increases the potential for the fund’s performance to deviate from that of its index.

Fixed income markets Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Derivatives The use of Treasury futures contracts potentially exposes the fund to greater volatility than directly purchasing securities in the index. Risks include reduced liquidity of the futures markets, contract prices that can be volatile due to interest rate changes and imperfectly correlated to movements in underlying security values, and potential losses in excess of the fund’s initial investment.

Liquidity The fund may not be able to meet requests to redeem shares issued by the fund without significant dilution of the remaining shareholders’ interests in the fund. In addition, the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Markets with lower overall liquidity could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Credit quality An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), a rating downgrade, or an inability to meet a financial obligation. The fund should have relatively low credit risk because it invests only in securities backed by the U.S. government and other investments involving such securities.

Cybersecurity breaches The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Calendar Year Returns

The fund’s return for the six months ended 6/30/22 was -8.75%.

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/20	7.51%	Worst Quarter	12/31/16	-3.97%

Average Annual Total Returns Periods ended December 31, 2021

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Average Annual Total Returns - T. Rowe Price U.S. Treasury Intermediate Index Fund	Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
Investor Class		(3.01%)	2.72%	1.80%			Sep. 29, 1989
Investor Class | After Taxes on Distributions		(3.30%)	1.97%	0.94%
Investor Class | After Taxes on Distributions and Sales		(1.78%)	1.78%	1.04%
I Class		(2.87%)			2.73%		May 03, 2017
Z Class							Feb. 22, 2021
Bloomberg U.S. 4-10 Year Treasury Bond Index	Bloomberg U.S. 4-10 Year Treasury Bond Index (reflects no deduction for fees, expenses, or taxes)
Bloomberg U.S. 4-10 Year Treasury Bond Index		(2.77%)	3.03%	2.24%	2.91%	[1]
Lipper General U.S. Treasury Funds Average	Lipper General U.S. Treasury Funds Average
Lipper General U.S. Treasury Funds Average		(3.66%)	4.98%	3.38%	4.70%	[2]
[1]	Return since 5/3/17.
[2]	Return since 4/30/17.

Updated performance information is available through troweprice.com.